DEFERRED REVENUE (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2024 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 VND (₫)		Dec. 31, 2022 VND (₫)	Dec. 31, 2024 USD ($)
Deferred revenue
Beginning balance of the year	₫ 1,719,480	$ 70,658,722	₫ 345,603		₫ 43,283
Additions	1,233,503	50,688,432	1,480,143		339,282
Revenue recognized	(106,334)	(4,369,591)	(106,266)		(36,962)
Ending balance of the year	2,846,649	116,977,563	1,719,480		345,603
Short-term	123,951		149,747	[1]	84,449	$ 5,093,528
Long-term	2,722,698		₫ 1,569,733		₫ 261,154	$ 111,884,035
Revenue recognized during the year	102,500	4,200,000
Revenue expects to be recognized in next 12 months	₫ 124,000	$ 5,100,000

[1]	As adjusted to reflect the historical financial statements of VinES JSC acquired in January 2024, deemed as reorganization under common control (Note 3).